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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001
                                               -------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one.): [ ]   is a restatement.
                                  [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     F.W. Thompson Co., Ltd.
Address:  One St. Clair Avenue West
          Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416)515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                 Toronto, Ontario             August 9, 2001
--------------------              ----------------             -------------
      [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       1
                                                 -----------
Form 13F Information Table Entry Total:                 30
                                                 -----------
Form 13F Information Table Value Total:            $96,552
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                                                 (thousands)


List of Other Included Managers:

Sterling Management [1985] Limited
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          FORM 13F INFORMATION TABLE FW THOMPSON CO. LIMITED (6/30/01)

         COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
                                                                      SHRS                                        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       VALUE     OR PRN  SH/  PUT/  INVESTMENT   OTHER      SOLE    SHARED  NONE
                                                          (X1000)    AMOUNT  PRN  CALL  DISCRETION  MANAGERS
ABBOTT LABS                   COM             002824100    3,361     70,000  SH            SOLE       N/A      70,000
ALCATEL                       SPONSORED ADR   013904305       41      2,000  SH            SOLE       N/A       2,000
ADC TELECOMMUNICATIONS        COM             000886101    3,232    489,660  SH            SOLE       N/A     350,000  139,660
ASML HLDG NV                  NY SHS          N07059111    1,867     83,900  SH            SOLE       N/A      10,000   73,900
BANK ONE CORP                 COM             06423A103    1,790     50,000  SH            SOLE       N/A      50,000
BANK TOKYO-MITSUBISHI LTD     SPONSORED ADR   065379109      846    100,000  SH            SOLE       N/A              100,000
CABLE & WIRELESS PUB LTD CO   SPONSORED ADR   126830207    4,500    250,000  SH            SOLE       N/A     150,000  100,000
CABLETRON SYS INC             COM             126920107    5,582    244,300  SH            SOLE       N/A     244,300
CELLTECH GROUP PLC            SPONSORED ADR   151158102        1         17  SH            SOLE       N/A          17
CHINA SOUTHN AIRLS LTD        SPON ADR CL H   169409109      341     22,000  SH            SOLE       N/A      22,000
ECLIPSYS CORP                 COM             278856109      911    112,500  SH            SOLE       N/A     112,500
ERICSSON LM TEL CO            ADR CLB SEKIO   294821400      499     92,000  SH            SOLE       N/A      92,000
FEDEX CORP                    COM             31428X106    1,005     25,000  SH            SOLE       N/A      25,000
GENUITY INC                   CL A            37248E103       16      5,000  SH            SOLE       N/A       5,000
GILLETTE CO                   COM             375766102    1,160     40,000  SH            SOLE       N/A      40,000
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106    2,935    645,000  SH            SOLE       N/A     295,000  350,000
JP MORGAN CHASE & CO          COM             46625H100    5,129    115,000  SH            SOLE       N/A     115,000
KNIGHT TRADING GROUP INC      COM             499063105   15,808  1,478,800  SH            SOLE       N/A     978,800  500,000
MEDICHEM LIFE SCIENCES INC    COM             584662100    3,426    678,500  SH            SOLE       N/A     478,500  200,000
MERRILL LYNCH & CO INC        COM             590188108    6,962    117,500  SH            SOLE       N/A     117,500
NORTEL NETWORKS CORP NEW      COM             656568102    1,545    170,000  SH            SOLE       N/A     170,000
NOVA CHEMICALS CORP           COM             66977W109    3,310    160,000  SH            SOLE       N/A      60,000  100,000
PICO HLDGS INC                COM NEW         693366205    5,229    357,638  SH            SOLE       N/A     212,638  145,000
PROCTOR & GAMBLE CO           COM             742718109   10,527    165,000  SH            SOLE       N/A     165,000
SAPIENT CORP                  COM             803062108    6,391    655,500  SH            SOLE       N/A     455,500  200,000
SCHOOL SPECIALTY INC          COM             807863105      646     25,000  SH            SOLE       N/A      25,000
TORONTO DOMINION BK ONT       COM NEW         891160309    2,559    100,000  SH            SOLE       N/A              100,000
VIA NET WRKS INC              COM             925912107       23     15,000  SH            SOLE       N/A      15,000
WORLDCOM INC GA NEW           WRLDCOM GP COM  98157D106    6,610    465,500  SH            SOLE       N/A     265,500  200,000
WORLDCOM INC GA NEW           MCI GROUP COM   98157D304      300     18,620  SH            SOLE       N/A      10,620    8,000